CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Jun. 13, 2016	May 20, 2016	Dec. 31, 2015	Dec. 31, 2014	May 10, 2005
Equity
Common shares, par value (in dollars per share)	$ 2	$ 2.00	$ 2.00	$ 2.00		$ 2
Common shares, shares authorized (in shares)	800,000,000			800,000,000	800,000,000
Common shares, shares outstanding (in shares)	504,444,280	508,444,280	500,944,280	492,759,940	492,759,938